Equity - Schedule Of Detailed Information About Hedges Of Net Investments Of Foreign Operations (Details) - 12 months ended Dec. 31, 2020 $ in Thousands, $ in Thousands	TWD ($)	USD ($)
Disclosure of detailed information about hedges [line items]
Foreign currency risk – loans denominated in foreign currency	$ (429,265)	$ (15,287)
Balance at December 31	$ (429,265)	$ (15,287)